STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net loss	$ (75,124)	$ (78,867)	$ (99,635)	$ (214,307)	$ (67,221)
Shares Issued for Accrued Salary			21,000
Accounts payable and accrued liabilities	42,001	42,000	42,000	178,092	43,592
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(33,123)	(36,867)	(36,635)	(36,215)	(23,629)
Change in advances from related parties	33,123	36,867	36,635	36,215	23,629
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	33,123	36,867	36,635	36,215	23,629
Shares issued for payment of payables and advances		$ 180,418